Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net
8.
INTANGIBLE ASSETS, NET

Intangible assets and the related accumulated amortization were summarized as follows:

	As of December 31, 2023
	Gross Carrying value	Accumulated amortization	Accumulated impairment	Net carrying value
	RMB	RMB	RMB	RMB	US$
Online game licenses	144,751	(95,886)	(48,839)	26	4
Technology	363,466	(142,720)	(18,367)	202,379	28,504
Platform	77,919	(42,860)	(35,059)	—	—
Customer relationship	49,954	(47,077)	(2,877)	—	—
User base	48,788	(48,788)	—	—	—
Trademarks	33,546	(15,499)	(2,244)	15,803	2,226
Domain names	5,224	(4,873)	—	351	49
Non-compete agreements	1,610	(1,610)	—	—	—
Total	725,258	(399,313)	(107,386)	218,559	30,783

	As of December 31, 2022
	Gross Carrying value	Accumulated amortization	Accumulated impairment	Net carrying value
	RMB	RMB	RMB	RMB
Online game licenses	188,174	(139,536)	(47,910)	728
Technology	155,056	(130,822)	(18,244)	5,990
Platform	76,621	(42,146)	(34,475)	—
Customer relationship	49,237	(46,408)	(2,829)	—
User base	47,980	(47,980)	—	—
Trademarks	18,283	(14,788)	(2,222)	1,273
Domain names	4,965	(4,526)	—	439
Non-compete agreements	1,610	(1,610)	—	—
Total	541,926	(427,816)	(105,680)	8,430

The Group recorded impairment loss in “Other operating income (expense), net”. The impairment recognized on intangible assets were nil, nil and RMB 412 (US$58) for the years ended December 31, 2021, 2022 and 2023, respectively.

Amortization expense of intangible assets for the years ended December 31, 2021, 2022 and 2023 were RMB5,071, RMB3,817 and RMB 7,420 (US$1,045), respectively. Estimated amortization expense relating to the existing intangible assets with finite lives for each of next five years and thereafter is as follows:

	For the year ending December 31,
	RMB	US$
2024	28,968	4,080
2025	28,674	4,039
2026	28,220	3,975
2027	28,017	3,946
2028	27,881	3,927
Thereafter	76,799	10,816
Total	218,559	30,783